UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21359

MBIA Capital/Claymore Managed Duration Investment

Grade Municipal Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso,

Claymore Advisors, LLC

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

MBIA	Capital/Claymore Managed Duration Investment Grade Municipal Fund
Portfolio	of Investments

April 30, 2006 (unaudited)

State	Rating (S&P)*	Principal Amount (000)	Description	Optional Call Provisions**	Value
Municipal Bonds & Notes - 154.4%
Alabama - 0.8%
	BBB	$845	Courtland, AL Industrial Dev Brd Environ Imp Rev, AMT, Ser B, 6.25%, 08/01/25	08/01/13 @ 100	$892,168

Arizona - 2.3%
	Aaa	2,500	Phoenix, AZ Civic Impt Corp Excise Tax Rev VRDN, 5.94%, 07/01/41 (FGIC)	07/01/15 @ 100	2,610,300

California - 34.0%
	A-	4,000	California Dept of Water Res, Power Supply Rev, Ser A, 5.125%, 05/01/19 (Prerefunded @ 05/01/12)†	05/01/12 @ 101	4,318,120
	A	2,500	California Gen Oblig, 5.50%, 04/01/30 (Prerefunded @ 04/01/14)†	04/01/14 @ 100	2,680,225
	AAA	4,000	California Infra & Econ Dev Rev, Bay Area Toll Brdgs, 5.00%, 07/01/26 (FGIC) (Escrowed to maturity)	No call provision	4,307,240
	A-	5,000	California Public Works Brd Dept Mental Health Lease Rev, 5.00%, 06/01/24	06/01/14 @ 100	5,106,400
	AA-	3,500	California Statewide Cmntys Dev Auth Rev, Sutter Health, Ser A, 5.00%, 11/15/43	11/15/15 @ 100	3,510,465
	A	6,000	California Var Purpose Gen Oblig, 5.125%, 11/01/24	11/01/13 @ 100	6,224,700
	A-	2,500	Chula Vista, CA Ind Dev Rev, AMT, 5.50% 12/01/21	06/02/14 @ 102	2,607,975
	AAA	2,750	Golden State Tobacco Settlement Rev, Ser B, 5.375%, 06/01/28 (Prerefunded @ 06/01/10)†	06/01/10 @ 100	2,922,783
	AAA	4,000	Port of Oakland, CA Rev, AMT, Ser L, 5.00%, 11/01/22 (FGIC)	11/01/12 @ 100	4,091,200
	AAA	2,500	San Diego, CA Unified School Dist, Ser D, 5.25%, 07/01/25 (FGIC)	07/01/12 @ 101	2,698,275

					38,467,383

Colorado - 4.1%
	AA	4,500	Colorado Health Facs Auth Rev, 5.25%, 09/01/21	09/01/11 @ 100	4,662,315

District of Columbia - 1.8%
	Aaa	2,000	District of Columbia FHA Multi Henson Ridge-Rmkt, AMT, 5.10%, 06/01/37 (FHA)	06/01/15 @ 102	2,004,960

Florida - 9.9%
	A+	2,500	Highlands Co., FL Health Facs Auth Rev, Ser B, 5.25%, 11/15/23	11/15/12 @ 100	2,579,375
	A+	3,000	Highlands Co., FL Health Facs Auth Rev, Ser D, 5.875%, 11/15/29	11/15/13 @ 100	3,194,010
	AAA	2,500	Miami-Dade Co., FL Aviation Rev, AMT VRDN, 5.91%, 10/01/38 (CIFG)	10/01/15 @ 100	2,578,600
	AA-	2,750	South Broward Co., FL Hosp Dist Rev, 5.60%, 05/01/27	05/01/12 @ 101	2,892,725

					11,244,710

Illinois - 7.4%
	AAA	3,000	Chicago IL, O’Hare Intl Airport Rev VRDN, 5.94%, 01/01/33 (FGIC)	01/01/16 @100	3,142,800
	A2	3,000	Illinois Dev Fin Auth Hosp Rev, 5.65%, 11/15/24 (Prerefunded @ 11/15/09)†	11/15/09 @ 101	3,204,000
	AA	2,000	Illinois Hsg Dev Auth Homeowner Mtg, AMT, Ser A-2, 5.00%, 08/01/36	02/01/16 @ 100	1,978,300

					8,325,100

Louisiana - 0.9%
	BBB	1,000	De Soto Parish, LA Environ Imp Rev, AMT, Ser A, 5.85%, 11/01/27	11/01/13 @ 100	1,023,100

Massachusetts - 4.8%
	AAA	5,000	Massachusetts Special Oblig Dedicated Tax Rev, 5.25%, 01/01/26 (Prerefunded 01/01/14) (FGIC) †	01/01/14 @ 100	5,367,700

Michigan - 1.8%
	BBB+	2,000	Michigan Strategic Fund Ltd Oblig Rev Ref, Ser C, 5.45%, 09/01/29	09/01/11 @ 100	2,071,740

Missouri - 5.7%
	AAA	6,000	Missouri Health & Educ Facs Auth Rev, Ser A, 5.25%, 06/01/28 (Prerefunded @ 06/01/11) (AMBAC) †	06/01/11 @ 101	6,467,880

Nevada - 5.0%
	A-	5,410	Henderson, NV Health Care Fac Rev, Ser A, 5.625%, 07/01/24	07/01/14 @ 100	5,700,625

New York - 34.0%
	A-	4,600	Long Island, NY Power Auth Rev, Ser A, 5.10%, 09/01/29	09/01/14 @ 100	4,760,540
	AA-	4,000	Metropolitan Trans Auth Rev, Ser A, 5.125%, 01/01/24	07/01/12 @ 100	4,156,960
	A+	1,500	New York Dorm Auth Lease Rev, Ser A,
			5.375%, 05/15/22 (Prerefunded 05/15/13)†	05/15/13 @ 100	1,631,085
	A+	2,500	New York Dorm Auth Lease Rev, Ser A,
			5.375%, 05/15/23 (Prerefunded 05/15/13)†	05/15/13 @ 100	2,718,475
	A3	1,500	New York Dorm Auth Rev, North Shore Long Island Jewish Group, 5.375%, 05/01/23	05/01/13 @ 100	1,564,305
	A+	5,000	New York, NY Gen Oblig, Ser J, 5.00%, 05/15/23	05/15/14 @ 100	5,143,100
	A+	3,650	New York Muni Bond Bank Agy Special School Purpose Rev, Ser C, 5.25%, 12/01/22	06/01/13 @ 100	3,836,807
	AA-	4,000	New York Tobacco Settlement Funding Corp, Ser A1, 5.50%, 06/01/19	06/01/13 @ 100	4,295,120
	AAA	5,000	Port Auth NY and NJ - Cons, 127th Rev, AMT, 5.20%, 12/15/26 (AMBAC)	06/15/12 @ 101	5,231,350
	A	5,000	Suffolk Co, NY Ind Dev Agy Rev, AMT, 5.25%, 06/01/27	06/01/13 @ 100	5,112,400

					38,450,142

North Carolina - 3.5%
	BBB	1,000	North Carolina Eastern Muni Power Agy Sys Rev Ref, Ser D, 5.125%, 01/01/23	01/01/13 @ 100	1,019,990
	BBB	1,000	North Carolina Eastern Muni Power Agy Sys Rev Ref, Ser D, 5.125%, 01/01/26	01/01/13 @ 100	1,014,860
	AAA	1,925	North Carolina Housing Fin Agy Rev, AMT, Ser 14A, 5.35%, 01/01/22 (AMBAC)	07/01/11 @ 100	1,970,988

					4,005,838

Ohio - 9.5%
	A+	3,000	Cuyahoga Co, OH Rev Ref, Ser A, 6.00%, 01/01/20	07/01/13 @ 100	3,293,850
	AA-	5,000	Lorain Co, OH Hosp Rev Ref, Ser A, 5.25%, 10/01/33	10/01/11 @ 101	5,145,000
	Aaa	2,250	Toledo, OH City School Dist Facs Imp Gen Oblig, 5.00%, 12/01/25 (FSA)	12/01/13 @ 100	2,337,592

					10,776,442

Pennsylvania - 3.9%
	BBB	2,340	Pennsylvania Higher Educ Facs Auth Rev, 5.25%, 05/01/23	05/01/13 @ 100	2,400,536
	BBB+	2,000	Pennsylvania State Higher Education, 5.00%, 07/15/39	07/15/15 @ 100	1,990,220

					4,390,756

Puerto Rico - 6.2%
	AAA	1,500	Puerto Rico Hwy & Trans Auth Rev, Ser J, 5.50%, 07/01/24 (Prerefunded @ 07/01/14)†	07/01/14 @ 100	1,647,600
	BBB	5,000	Puerto Rico Public Bldgs Auth Rev, Ser I, 5.50%, 07/01/25	07/01/14 @ 100	5,313,450

					6,961,050

South Carolina - 3.2%
	AAA	2,500	Florence Co, SC Hosp Rev, Ser A, 5.25%, 11/01/27 (FSA)	11/01/14 @ 100	2,636,575
	BBB	1,000	Georgetown Co, SC Environ Imp Rev, AMT, Ser A, 5.30%, 03/01/28	03/01/14 @ 100	956,330

					3,592,905

South Dakota - 5.5%
	AAA	5,000	South Dakota Hsg Dev Auth, Ser K, AMT, 5.05%, 05/01/36	11/01/15 @ 100	5,047,300
	A+	1,200	South Dakota St Hlth & Edl Fac, 5.25%, 11/01/34	11/01/14 @ 100	1,224,720

					6,272,020

Texas - 5.6%
	Aaa	2,000	Bexar Co, TX Housing Fin, AMT, 5.20%, 10/20/34 (GNMA/FHA)	10/20/14 @ 100	2,036,960
	AAA	4,000	Eagle Mtn & Saginaw, TX Indep School Dist, Ser A, 5.25%, 08/15/23 (PSF)	08/15/13 @ 100	4,235,200

					6,272,160

West Virginia - 4.5%
	AAA	5,000	West Virginia Housing Dev Fund Rev, Ser D, 5.20%, 11/01/21	05/01/11 @ 100	5,137,000

Total Municipal Bonds & Notes - 154.4% (Cost $167,624,335)
					174,696,294

	Rating (Moody)	Redemption Value (000)	Description		Value
Preferred Shares - 3.7%
	A3	$2,000	Charter Mac Equity Trust, AMT, Ser A-4, 5.75%, 04/30/15 (remarketing), 144A		$2,109,040
	A3	2,000	GMAC Municipal Mortgage Trust, AMT, Ser A1-3, 5.30%, 10/31/39, (10/31/19 remarketing), 144A		2,048,500

Total Preferred Shares (Cost - $4,000,008)					4,157,540

	Counterparty	Notional Amount (000)	Description	Expiration Date	Value
SWAPTIONS (1) - 1.0%
	Goldman Sachs	$85,000	Option on a pay fixed/receive floating rate interest rate swap terminating on 09/03/08 (pay fixed rate of 5.20% and receive BMA rate with a weekly reset)	09/03/08	$1,030,690
	Goldman Sachs	7,000	Option on a pay fixed/receive floating rate interest rate swap terminating on 09/03/08 (pay fixed rate of 6.50% and receive BMA rate with a weekly reset)	09/03/08	156,870
	Goldman Sachs	50,000	Option on a pay fixed/receive floating rate interest rate swap terminating on 05/05/06 (pay fixed rate of 5.10% and receive BMA rate with a weekly reset)	05/05/06	—

Total SWAPTIONS (Cost $5,602,500)					1,187,560

Total Investments (Cost $ 177,226,843) - 159.1%					180,041,394

Other assets in excess of liabilities - 2.3%					2,576,177
Preferred Shares, at redemption value - (-61.4% of Net Assets Applicable to Common Shareholders or -38.6% of Total Investments)					(69,450,000)

Net Assets Applicable to Common Shareholders - 100.0% (2)					$113,167,571

*	For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided.
**	Date and price of the earliest optional call or redemption provision. There may be other call provisions at varying prices at later dates.
†	This bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.
(1)	Non-income producing securities.
(2)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:

AMBAC - Insured by Ambac Assurance Corporation

AMT - Alternative Minimum Tax

BMA - Bond Market Association

CIFG - Insured by CIFG Assurance NA

FGIC - Insured by Financial Guaranty Insurance Co.

FHA - Guaranteed by Federal Housing Administration

FSA - Insured by Financial Security Assurance, Inc.

GNMA - Guaranteed by Ginnie Mae

PSF - Guaranteed by Texas Permanent School Fund

VRDN - Variable rate demand notes are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The rate shown is as of April 30, 2006.

144A - Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006 these securities amounted to $4,157,540 which represents 3.7% of net assets.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MBIA Capital /Claymore Managed Duration Investment Grade Municipal Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso,
Chief Executive Officer and Chief Legal Officer

Date: June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso,
Chief Executive Officer and Chief Legal Officer

Date: June 21, 2006

By:	/s/ Steven M. Hill
Steven M. Hill
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: June 21, 2006